CONSOLIDATED BALANCE SHEETS(USD ($))	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 116,597,000	$ 101,196,000
Restricted cash	8,743,000	1,581,000
Accounts receivable, net of allowance for doubtful accounts of $4,219 and $1,653 as of December 31, 2011 and 2012, respectively	202,202,000	152,663,000
Prepaid expenses and other current assets	14,019,000	18,994,000
Amounts due from related parties	3,838,000	1,591,000
Deferred tax assets, current	1,915,000	2,467,000
Total current assets	347,314,000	278,492,000
Long term investments	8,779,000	9,351,000
Property and equipment, net	67,768,000	55,791,000
Land use right, net	3,202,000	3,242,000
Intangible assets, net	5,945,000	4,688,000
Goodwill	26,983,000	24,597,000
Other non-current assets	5,993,000	1,895,000
Deferred tax assets, non-current	526,000
Total assets	466,510,000	378,056,000
Current liabilities:
Accounts payable	21,895,000	15,924,000
Deferred revenue	9,693,000	8,387,000
Accrued expenses and other current liabilities	32,839,000	31,372,000
Income tax payable	7,519,000	3,102,000
Amounts due to related parties	8,000	94,000
Short term borrowings	54,012,000	15,094,000
Deferred consideration in connection with business acquisitions, current	2,480,000	3,488,000
Contingent consideration payable in connection with business acquisitions, current	1,032,000	2,398,000
Total current liabilities	129,478,000	79,859,000
Deferred consideration in connection with business acquisitions, non-current	1,462,000
Contingent consideration payable in connection with business acquisitions, non-current	1,248,000	1,678,000
Deferred tax liabilities, non-current	937,000	1,158,000
Other liabilities, non-current	401,000	602,000
Total liabilities	133,526,000	83,297,000
Commitments (Note 27)
iSoftStone Holdings Limited shareholders' equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 557,682,406 and 569,206,989 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	57,000	56,000
Treasury shares	(773,000)	(773,000)
Shares to be issued	1,262,000	1,262,000
Additional paid-in capital	294,909,000	282,134,000
Statutory reserves	11,459,000	9,664,000
Accumulated other comprehensive income	17,747,000	15,719,000
(Accumulated deficit) retained earnings	5,412,000	(14,902,000)
Total iSoftStone Holdings Limited shareholders' equity	330,073,000	293,160,000
Noncontrolling interest	2,911,000	1,599,000
Total equity	332,984,000	294,759,000
Total liabilities and equity	$ 466,510,000	$ 378,056,000